Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Maturities of cash equivalents, in months	Three
Long-term debt, carrying values	$ 1,030,921,000	$ 1,047,859,000
Long-term debt, fair values	$ 1,068,324,000	$ 1,105,650,000